Pensions - Net pension liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 242	$ 238	$ 378
Interest cost	0	192	191
Interest income	0	148	145
Losses (gains) from curtailment, settlement or plan amendment	15	109	250
Changes in notional contribution liability	51	50	36
Net pension liability	(2,599)	(2,541)
Asset recognised as non-current pension assets (funded plan)	1,306	839
Liability recognised as non-current pension liabilities (unfunded plans)	(3,904)	(3,380)
Actual return on assets	431	131
Funded Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations, beginning balance	4,423
Defined benefit obligations, ending balance	4,392	4,423
Unfunded Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations, beginning balance	3,368
Defined benefit obligations, ending balance	3,894	3,368
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations, beginning balance	7,791	6,822
Current service cost	243	239
Interest cost	219	192
Actuarial (gains) losses - Financial assumptions	(26)	879
Actuarial (gains) losses - Experience	(21)	(282)
Benefits paid	(311)	(235)
Losses (gains) from curtailment, settlement or plan amendment	13	171
Paid-up policies	(84)	(131)
Foreign currency translation	411	87
Changes in notional contribution liability	52	50
Defined benefit obligations, ending balance	8,286	7,791	6,822
Defined benefit plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets, beginning balance	5,250	5,127
Interest income	148	148
Return on plan assets (excluding interest income)	283	76
Company contributions	39	22
Benefits paid	(196)	(80)
Paid-up policies and personal insurance	(121)	(92)
Foreign currency translation	283	50
Fair value of plan assets, ending balance	$ 5,687	$ 5,250	$ 5,127